Notes to the consolidated statements of income - Other operating income and expense (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Other operating income and expense
Foreign exchange gains			€ 352,041	€ 280,323	€ 306,621
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments			29,579	33,921	74,418
Revaluation of certain investments			51,572	14,671
Income from strategic transactions and programs			116,607	60,843
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies			71,994	46,919	83,212
Other			138,325	78,570	85,602
Other operating income			760,118	515,247	549,853
Foreign exchange losses			375,098	315,821	343,447
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments			14,923	29,082	27,245
Revaluation of certain investments			7,544		103,353
Expenses from strategic transactions and programs			434,088	320,765	147,946
Other			101,285	98,625	125,563
Other operating expense			932,938	764,293	747,554
Income from revaluation of assets held for sale			14,896
Gains from divestitures			89,248
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs			115,570	17,125	17,666
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs			€ 120,885	€ 19,422	0
NewCo
Other operating income and expense
Impairment on long-lived assets transferred to acquiree after business combination					€ 67,447	$ 71,025
NewCo | Acumen Physician Solutions, LLC
Other operating income and expense
Working capital transferred to acquiree after business combination	€ 1,845	$ 1,824